Investment Contracts (Details) - EBP 009 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fixed Maturity Synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investment, at contract value	$ 26,886,611	$ 39,202,983
Constant Duration Synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investment, at contract value	$ 102,470,237	$ 105,062,858